DEBT	12 Months Ended
Dec. 31, 2024
Disclosure Of Long Term Debt [Abstract]
DEBT	DEBT
As of December 31, 2024 and 2023, the debt of the Company was as follows (all loans are USD denominated, except loans in Colombia which are COP denominated):

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2024	Restricted Cash at December 31, 2023	Remaining Borrowing Capacity at December 31, 2024	Amount Outstanding at December 31, 2024	Amount Outstanding at December 31, 2023
Costa Rica (USD denominated)
Banco BAC San José, S.A. ("BAC Credomatic")	Mortgage Loan	Refinanced	3Mo SOFR +378 bps, no min. rate (starting from Oct 2022)	—	—	—	—	$46,908,999
Banco BAC San José, S.A.	Mortgage Loan	April 2039	3Mo SOFR +200 bps, no min. rate	1,450,000	—	—	59,219,937	—
Banco Davivienda Costa Rica ("Banco Davivienda")	Mortgage Loan	November 2038	Fixed 1st yr: 7.0% Fixed 2nd yr: 7.3% Variable: 3rd yr fwd: 2.4% +3Mo SOFR	72,361	—	—	7,663,083	7,974,306
Banco Nacional de Costa Rica ("Banco Nacional")	Mortgage Loan	April 2048	Fixed 1st yr: 5.9% Fixed 2nd yr: 6.2% Variable: 3rd yr fwd: 1.4%+3Mo SOFR	—	—	—	64,518,109	65,727,171
Banco Nacional	Mortgage Loan	April 2048	Fixed 1st yr: 5.9% Fixed 2nd yr:6.2% Variable: 3rd yr fwd: 1.4%+3Mo SOFR	480,000	480,000	—	17,948,614	18,285,023
Banco Nacional	Mortgage Loan	April 2048	Fixed 1st yr: 5.9% Fixed 2nd yr: 6.2% Variable: 3rd yr fwd: 1.4%+3Mo SOFR	—	—	—	14,885,225	15,164,206
Banco Nacional	Mortgage Loan	April 2048	Fixed 1st yr: 6.4% Fixed 2nd yr: 7.3% Variable: 3rd yr fwd: 2.8% +3Mo SOFR	140,485	140,485	—	6,806,493	6,918,421
Total Costa Rica Loans				$2,142,846	$620,485	—	$171,041,461	$160,978,126
Peru (USD denominated)
Banco BBVA Peru ("BBVA Peru") Tranche 1	Mortgage Loan	December 2033	Fixed, 8.5%	1,611,590	—	—	46,478,607	48,670,000
BBVA Peru Tranche 2	Mortgage Loan	December 2033	Fixed, 8.4%	366,468	—	—	10,569,037	11,330,000
BBVA Peru	Mortgage Loan	July 2024	Fixed, 8.4%	—	2,000,000	—	—	2,000,000
Total Peru Loans				$1,978,058	$2,000,000	—	$57,047,644	$62,000,000
Colombia (COP denominated)
Bancolombia, S.A. ("Bancolombia")	Mortgage Loan	January 2036	IBR +327 bps no min. rate	912,754	—	—	19,394,855	23,087,020
Bancolombia	Mortgage Loan	April 2036	IBR +365 bps no min. rate	740,834	—	—	15,741,763	18,738,132
Banco BTG Pactual Colombia S.A. ("BTG")	Secured Bridge Loan	November 2025	IBR +695 bps no min. rate	—	—	—	3,990,969	6,540,992
Total Colombia Loans				$1,653,588	—	—	$39,127,587	$48,366,144
Total				$5,774,492	$2,620,485	—	$267,216,692	$271,344,270
Accrued financing costs and debt issuance costs, net							(1,330,893)	(1,490,035)
Total Debt							$265,885,799	$269,854,235
Less: Current portion of long-term debt							(12,636,821)	(16,703,098)
Total Long-term debt							$253,248,978	$253,151,137
Debt Agreements
BAC Credomatic
In March 2021, the Company entered into two U.S. dollar denominated mortgage loan facilities with BAC Credomatic for an aggregate amount of $10.0 million for the financing of the acquisition of two operating properties in San José, Costa Rica. The loans have a fifteen-year term and bear an annual interest rate of three-month LIBOR plus 423 basis points with a minimum interest rate of 5.0%. This loan was refinanced with Banco Nacional on April 28, 2023.
On July 7, 2021, the Company entered into a U.S. dollar denominated mortgage loan facility of up to $45.5 million with BAC Credomatic on behalf of LatAm Parque Logístico San José - Verbena partnership. Proceeds will be used to finance the construction of LatAm Parque Logístico San José - Verbena, a five-building class-A master-planned logistic park totaling 829,898 square feet of Net Rentable Area ("NRA"), in the Alajuelita submarket in San José, Costa Rica. The loan can be drawn in multiple disbursements up to approximately 60% of the total investment of the project. The mortgage loan has a term of 10 years with a 15-year amortization profile. The stated interest rate is the three-month LIBOR plus 423 basis points. In October 2022, the stated interest rate on the debt facility changed to the three-month SOFR plus 378 basis points. The debt facility has an amortization grace period of 30 months and does not accrue any commitment fees.
On February 16, 2022, the Company repaid one of the loans with BAC Credomatic due to the sale of the underlying property. The loan outstanding balance at the time of the sale was $2,868,155 and extinguishment loss of $586 was recognized as financing costs during the first quarter of 2022 as part of the extinguishment of the debt facility and is included in financing costs in the consolidated statements of profit or loss. On March 1, 2023, the Company negotiated a reduced interest rate with BAC Credomatic reducing the interest rate from 3-month SOFR plus 378 basis points to 8.12% for six months. All the other terms and conditions of the loan with BAC Credomatic remained the same. A gain of $121,038 was recognized as financing costs during the first quarter of 2023 as part of the modification of this debt facility. On October 5, 2023, the Company negotiated to keep the reduced interest rate of 8.12% for six more months. All the other terms and conditions of the loan with BAC Credomatic remained the same. A loss of $47,466 was recognized as financing costs in the third quarter of 2023 as part of the modification of this debt facility.
As of December 31, 2022, the Company borrowed $1.0 million of a U.S. dollar denominated mortgage loan facility of up to $1.0 million with BAC Credomatic for the financing of the renovations in Latam Bodegas San Joaquin. The loan would have matured on June 24, 2032. The loan bears an annual interest rate set at the U.S. Prime Rate plus 110 basis points with no minimum interest rate. This loan was refinanced with Banco Nacional on April 28, 2023.
On April 30, 2024, the Company refinanced its secured loans of $46.6 million with BAC Credomatic with a new secured facility of $60.0 million. The new secured loan has a term of 15 years, scheduled to mature in May 2039. The interest rate for the new loan is structured to be 2% above SOFR, which, as of the issuance date of the loan, equates to an effective annual rate of 7.33%. This rate is subject to quarterly review and subsequent adjustment based on the prevailing SOFR and cannot fall below 5.50% per annum. An extinguishment loss of $38,219 was recognized as financing costs in the second quarter of 2024.
Banco Nacional
On April 28, 2023, the Company refinanced outstanding loans with Banco Davivienda, Banco Promerica de Costa Rica, S.A. ("Banco Promerica") and BAC Credomatic (except for one loan), with Banco Nacional. An extinguishment loss of $6,555,113 was recognized as financing costs during the second quarter of 2023 as part of the extinguishment of these debt facilities. The Company entered into four U.S. dollar denominated mortgage loans with Banco Nacional for an aggregate amount of $107,353,410. The loans have a twenty-five-year term. The loans bear a fixed annual interest rate for the first two years and a variable rate of 3-month SOFR, plus either 1.4% or 2.8% adjustable monthly from the third year onwards. On November 1, 2023, the Company refinanced an outstanding debt of $7,373,460 with Banco Nacional using a mortgage loan denominated in USD with Banco Davivienda for an aggregate amount of $8,000,000.
BTG
On May 21, 2021, the Company entered into a USD Denominated secured bridge loan of $15.0 million with BTG. The proceeds of the loan were used to fund the continued growth of the Company. As per the initial conditions, the credit facility was scheduled to mature on June 17, 2022, with a fixed annual interest rate of 5.85%. In June 2022, the Group extended the denominated secured bridge loan to March 17, 2023, including a substitution of the fixed interest rate to a variable interest rate consisting of SOFR annual average plus 600 basis points. The agreement restricts Latam Logistic
Properties S.R.L from changing its ownership. This excludes the event of an IPO if Jaguar Growth Partners LLC remains as the final beneficiary of the debtor. This loan was repaid in full by December 31, 2023.
On August 25, 2023 and August 30, 2023, the Company entered into two new line of credit agreement with BTG for COP 15,000,000,000 and COP 10,000,000,000, respectively (approximately $3,679,266 and $2,433,042, respectively, at the date the transactions were initiated). Interest is calculated and paid monthly at the rate of a one-month Colombian IBR plus 720 basis points. Principal repayment is due at maturity, on August 25, 2024 and August 30, 2024, respectively. This debt agreement is guaranteed by the trust established for Latam Logistic Col Propco Cota 1, where BTG is established as a guaranteed creditor, with three underlying properties defined as guarantees.
On May 27, 2024, the Company restructured its two loans with BTG into a single loan. The new loan maintains the same outstanding principal amount of COP 25,000,000,000 (approximately $6,446,506 as of the restructuring date) and bears an interest rate of three-month Colombian IBR plus 695 basis points. This loan is set to mature in November 2025. A modification gain of $208,799 was recognized as financing costs during the second quarter of 2024.
BBVA Peru
On October 19, 2023, the Company entered into a new line of credit agreement with BBVA Peru for $2,000,000. The line of credit agreement had a nominal rate of 14.45% fixed and an annual effective rate of 8.35%. The line of credit agreement matured after 9 months and followed a monthly repayment schedule. This debt agreement was a senior unsecured loan and was not guaranteed by any of the properties of the Company. As of September 30, 2024, the Company has fully drawn the line of credit and repaid the total loan amount.
On December 15, 2023, the Company entered into a mortgage loan with BBVA Peru for a total of $60,000,000. The mortgage loan consists of two components: Tranche A and Tranche B. The Tranche A totaling $48,670,000 was used to refinance the Company’s existing debt with IFC. The Tranche B totaling $11,330,000 is expected to finance the company’s other real estate projects. Tranches A and B will mature in 10 years (with a 35% balloon payment for Tranche A) and carry a fixed interest rate of 8.5% and 8.4%, respectively.
Banco Davivienda
On January 6, 2022, the Company negotiated a new interest rate on the Banco Davivienda loans 3-month LIBOR plus 475 basis points and eliminated the interest rate floor, with all the other terms and conditions of the loans with Banco Davivienda remaining the same. A modification gain of $4,077,399 was recognized as financing costs during the first quarter of 2022 as part of the modification of this debt facility.
On January 31, 2022, the company entered into a U.S. dollar denominated mortgage loan of $2.4 million with Banco Davivienda for the acquisition of a container parking lot. The loan had a fifteen-year term. The loan bore an annual interest rate of U.S. Prime Rate plus 175 basis points. As part of the sale of the related investment property, the purchaser of the investment property assumed the balance on the loan on October 31, 2022.
On November 1, 2023, the Company refinanced a debt outstanding with Banco Nacional. ($7,373,460) with a mortgage loan denominated in USD with Banco Davivienda for an aggregate amount of $8,000,000. The new mortgage loan matures in 15 years. The loan is subject to a fixed interest rate of 7.00% in the first year, 7.33% in the second year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the third year onwards.
Bancolombia
On January 22, 2021, the Company entered into a COP denominated financing agreement of COP44,500 million ($12.8 million as of the transaction date) with Bancolombia for the financing of the construction of Building 300 in Latam Logistic Park Calle 80 in Bogota, Colombia. As of December 31, 2021, the financing was fully drawn down. This financing agreement was further increased by COP$30,000 million ($7.0 million as of the transaction date). The financing bears an interest rate of IBR plus 365 basis points, commitment fees of 0.1% per month of the undrawn amount of the loan and has a 15-year term with a balloon payment of 40% at expiration (COP$29,901 million, or $6.9 million as of the transaction date). The Company began to make principal payments in November 2021. On January 19, 2022, the Company increased by COP$34,000 million ($8.4 million per the transaction date exchange rate, same applies to hereafter) its existing financing facilities denominated in COP with Bancolombia from COP$57,810 million ($14.3 million) to COP$91,810 million ($22.7 million). The financing has a fourteen-year term with a balloon payment of COP$42,866 million ($11.4 million) at expiration. The interest accrues at Colombian IBR plus 327 basis points.
On September 22, 2023, the Company negotiated a deferral of principal with Bancolombia, deferring all principal payments for seven months, beginning on October 1, 2023. All the other terms and conditions of the loan with Bancolombia remain the same. A modification gain of $70,058 was recognized as part of the modification of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2023. Refer to the financial debt covenant compliance section within Note 16 for commentary on the Bancolombia waiver.
International Finance Corporation ("IFC")
The IFC secured credit facility included full development of Latam Logistic Lima Sur through a two-tranche facility. Latam Logistic Lima Sur is a total of six buildings development divided in two phases. The loan had an aggregate borrowing capacity of $53,000,000 and was divided in two tranches corresponding to each development phase.
•Tranche 1 – The loan was for the financing of the development of Phase 1. The loan had a total borrowing capacity of $27,100,000 and was interest only until January 15, 2020 with a balloon payment of $6,865,611 at expiration on July 15, 2028. As of December 31, 2022, the Company had drawn down all of the tranche.
•Tranche 2 – The loan was for the financing of the development of Phase 2. The loan had a total borrowing capacity of $25,900,000 and was interest only until January 15, 2022 with a balloon payment of $6,475,000 at expiration on July 15, 2030. As of December 31, 2022 the Company had drawn down $15,607,323.
The loan bore a commitment fee for unborrowed amounts until December 15, 2022 as follows:
–June 16, 2019 – December 31, 2019 – 0.50% over unborrowed amount.
–January 1, 2020 – June 30, 2021 – 1.00% over unborrowed amount.
–July 1, 2021 – January 15, 2022 – 1.50% over unborrowed amount.
On March 14, 2022, the Company negotiated a new interest rate on the IFC Tranche 1, reducing the spread by 100 basis points, to 425 basis points, effective July 15, 2022. All the other terms and conditions of the loan with IFC remained the same. A gain of $351,503 was recognized as part of modification of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2022.
On October 26, 2023, the Company drew on its debt facilities with IFC for a total of $10,292,677 to finance the construction of the Lurin I project in Peru. The related interest expense directly attributable to the construction was capitalized.
On December 15, 2023, the Company refinanced the debt outstanding with IFC Tranche 1 and Tranche 2 for a total amount of $46,973,443 with a mortgage loan denominated in USD with Banco Bilbao Vizcaya (“BBVA”) for an aggregate amount of $60,000,000. A loss of $1,651,793 was recognized as part of the extinguishment of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2023.
Itaú Unibanco ("Itaú")
On January 6, 2021, the Company entered into a COP denominated secured construction loan facility with Itaú for a total borrowing capacity of COP$35,000 million ($10.1 million as of closing). Proceeds were used for the financing of the construction of Building 500 in Latam Logistic Park Calle 80 in Bogota, Colombia. The loan would have matured on July 6, 2033. The loan bore an annual interest rate of IBR (a short-term interest rate for the Colombian Peso determined by the board of directors of Colombia’s Central Bank) plus 447 basis points and had an annual commitment fee of 0.50% of the undrawn amount of the credit line. The loan was interest only until April 20, 2022 and was fully drawn in October 2021. The debt facility with Itaú was paid in full through a sale of the mortgaged property to a third-party buyer. The buyer provided an advance of the payment directly to Itaú on August 31, 2023 in order to settle the outstanding debt. An extinguishment loss of $118,073 was recognized as part of the extinguishment of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2023.

Banco Promerica
On August 16, 2021, the Company entered into a U.S. dollar denominated mortgage loan of $7.0 million with Banco Promerica for the purchase of a 118,403 square feet logistic facility located in the Coyol submarket in San José, Costa Rica. The loan had a fifteen-year term. The stated interest rate was the U.S. Prime Rate plus 475 basis points. This loan was refinanced with Banco Nacional on April 28, 2023.
LIBOR Rate – The Company transitioned all of it Costa Rican loans from LIBOR rate to SOFR effective December 31, 2022. In July 2023, the Company modified the rate for IFC loans from 6-month LIBOR to 6-month SOFR.
Long-Term Debt Maturities – Scheduled principal and interest payments due on the Company’s debt as of December 31, 2024, are as follows:

	Mortgage Loan	Secured Bridge Loan	Total
Maturity:
2025	$8,645,852	$3,990,969	$12,636,821
2026	9,410,670	—	9,410,670
2027	10,163,420	—	10,163,420
2028	10,900,304	—	10,900,304
2029	11,727,707	—	11,727,707
Thereafter	212,377,770	—	212,377,770
Accrued and deferred financing cost, net	(1,226,315)	(104,578)	(1,330,893)
Total	$261,999,408	$3,886,391	$265,885,799
Financing Cost – The following table summarizes the weighted average net effective interest rate by type of financing facility as of December 31, 2024 and 2023:

	2024		2023
	Weighted Average Interest Rate(1)	Amount Outstanding	Weighted Average Interest Rate(1)	Amount Outstanding

Mortgage Loan	8.0%	$263,225,723	8.5%	$264,803,278
Secured Bridge Loan	15.6%	3,990,969	20.2%	6,540,992
Total	8.1%	$267,216,692	9.3%	$271,344,270
(1)The interest rate presented represents effective interest rate (including debt issuance costs) at the end of the year for the debt outstanding.
The following table summarizes the components of financing costs, including the deferred financial cost amortization for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022

Gross interest expense	$22,872,591	$22,557,977	$15,568,346
Gross commitment fees	—	128,410	225,261
Amortization of debt issuance cost	227,686	203,237	1,089,893
Debt modification gain	(208,799)	(143,630)	(3,775,054)
Debt extinguishment loss	38,219	8,370,997	—
Other financing cost	42,454	593,623	112,542
Total financing cost before capitalization	22,972,151	31,710,614	13,220,988
Capitalized amounts into investment properties	(330,123)	(599,550)	(1,454,262)
Net financing cost	$22,642,028	$31,111,064	$11,766,726
Total cash paid for interest and commitment fees	$22,017,849	$24,862,976	$14,505,955
Debt Reconciliation – The reconciliations of long term debt as of December 31, 2024 and 2023 were as follows:

	2024	2023

Beginning balance	$269,854,235	$209,326,775
Secured bank debt borrowings	13,091,001	199,135,651
Bridge loan borrowings	—	6,540,992
Secured bank debt repayments	(9,230,241)	(152,416,321)
Bridge loan repayments	(1,679,058)	(66,040)
Debt issuance cost	—	(814,661)
Deferred financing cost amortization	227,686	184,423
Debt modification gain	(208,799)	(143,630)
Debt extinguishment loss	38,219	8,370,997
Foreign currency translation effect	(6,207,244)	(263,951)
Ending balance	$265,885,799	$269,854,235
Financial Debt Covenants – The loans described above are subject to certain affirmative covenants, including, among others, (i) reporting of financial information; and (ii) maintenance of corporate existence, the security interest in the properties subject to the loan and appropriate insurance for such properties; and (iii) maintenance of certain financial ratios. In addition, the loans are subject to certain negative covenants that restrict Logistic Properties of the Americas ability to, among other matters, incur additional indebtedness under or create additional liens on the properties subject to the loans, change its corporate structure, make certain restricted payments, enter into certain transactions with affiliates, amend certain material contracts.
The loans contain, among others, the following events of default: (i) non-payment; (ii) false representations; (iii) failure to comply with covenants; (iv) inability to generally pay debts as they become due; (v) any bankruptcy or insolvency event; (vi) disposition of the subject properties; or (vii) change of control of the subject properties.
The Company received waivers for the requirement to comply with Bancolombia financial covenants on June 26, 2024. The Bancolombia waiver was effective through the testing period of June 30, 2024 and December 31, 2024, and ratio compliance testing will next be applicable for these loans in June 2025. On December 19, 2024, the Company amended both loans with Bancolombia to include a reserved fund of $1.7 million as part of the numerator for the debt service coverage ratio calculation. This adjustment to the covenant calculation will take effect starting from the compliance testing in June 2025. The outstanding combined balance for Bancolombia loans as of December 31, 2024 was $38.0 million on the consolidated statement of financial position.
As of December 31, 2024 and 2023, the Company was compliant with, or otherwise had waivers for all debt covenants with its lenders.